Income Taxes - Income (Loss) Before Income Taxes and Noncontrolling Interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Taxes [Line Items]
Federal	$ 13.3	[1]	$ 328.7	[1]	$ 39.5	[1]
International	771.0		365.8		(185.6)
Income (loss) from continuing operations before income taxes and noncontrolling interest	$ 784.3		$ 694.5		$ (146.1)

[1]	As a result of the Redomicile, “Federal” reflects income (loss) from continuing operations before income taxes and noncontrolling interest for the U.K. in 2014 and for Switzerland in 2013 and 2012.